Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Summary of Warrant Activities

A summary of warrant activities during the nine months ended September 30, 2016 follows:

Warrants
Outstanding at December 31, 2015	1,181,776
Grants	153,347
Exercises	(641,743)
Expirations/cancellations	(540,033)

Outstanding at September 30, 2016	153,347

The Company issued warrants to investors and brokers at multiple closings between March 2012 and February 2015, all of which were equity classified during 2014 and 2015. A summary of warrant activities during the years ended December 31, 2014 and 2015, is as follows:

Warrants
Outstanding at December 31, 2013	964,572
Grants	182,605
Exercises	(29,514)
Expirations/cancellations	—

Outstanding at December 31, 2014	1,117,663
Grants	67,238
Exercises	(3,125)
Expirations/cancellations	—

Outstanding at December 31, 2015	1,181,776

Summary of Option Activity

The following table summarizes the option activity for the nine months ended September 30, 2016, under the 2014 Plan and the 2015 Plan (the “Plans”):

	Options	Weighted-Average Exercise Price Per Share
Outstanding at December 31, 2015	610,481	$11.99
Granted	123,334	10.42
Exercised	(10,247)	9.28
Cancelled	(5,503)	11.96

Outstanding at September 30, 2016	718,065	$11.76

Exercisable at September 30, 2016	205,059	$11.01

The following table summarizes the option activity for the year ended December 31, 2015, under the 2014 Plan:

	Options	Weighted-Average Exercise Price Per Share
Outstanding at December 31, 2014	—	$—
Granted	611,231	11.99
Exercised	—	—
Cancelled	(750)	9.28

Outstanding at December 31, 2015	610,481	$11.99

Exercisable at December 31, 2015	92,308	$9.70

Summary of Shares of Common Stock Reserved

As of September 30, 2016 and 2015, the Company has reserved the following shares of common stock for potential conversion of the Preferred Stock, exercise of warrants and outstanding options and issuance of shares available for grant under the 2015 Plan:

	September 30,
	2016	2015
Preferred Stock	—	250,000
2012 Convertible financing warrants	—	798,653
2013 Convertible financing warrants	—	238,804
2014 Financing warrants	—	144,319
2015 BioHEP warrants	125,000	—
2015 Dawson James warrants	28,347	—
2014 and 2015 Stock incentive plans	1,475,000	725,000

Total	1,628,347	2,156,776

As of December 31, 2014 and 2015, the Company has reserved the following shares of common stock for potential conversion of the Preferred Stock, convertible notes, exercise of warrants and outstanding options and shares available for grant under the 2014 Plan:

	December 31,
	2014	2015
Preferred stock	250,000	250,000
2012 Convertible financing warrants	801,778	798,653
2013 Convertible financing warrants	238,804	238,804
2014 Financing warrants	77,081	144,319
2014 Stock incentive plan	100,000	725,000

Total	1,467,663	2,156,776

Summary of Stock-Based Compensation Expense

The following table summarizes the stock-based compensation expense for the three and nine months ended September 30, 2016, under the Plans:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
(in thousands)
Stock-based compensation:
Research and development	$104	$97	$286	$187
General and administrative	274	336	729	506

Total Stock-based compensation	$378	$433	$1,015	$693

The fair value of stock options vested during the nine months ended September 30, 2016 was $1,088,000. At September 30, 2016, there was $4,051,000 of unrecognized stock-based compensation expense relating to stock options granted pursuant to the Plans, which will be recognized over the weighted-average remaining vesting period of 2.9